Description of Business and Organization (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Schedule of Company's Subsidiary

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Vtrade Technology Sdn Bhd	Malaysia, July 12, 2018	2 shares of ordinary share of MYR 1 each	Software development, Information technology consultancy and managed services

Details of the Company’s subsidiary:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Vtrade Technology Sdn Bhd	Malaysia, July 12, 2018	2 shares of ordinary share of MYR 1 each	Software development, Information technology consultancy and managed services